Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2014
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	May 05, 2015
Document Effective Date	May 05, 2015
Prospectus Date	Apr. 30, 2015
Class A and Investor Class Prospectus | C Tactical Dynamic Fund | Institutional Class
Risk/Return:
Trading Symbol	TGIFX
Institutional Class Prospectus | C Tactical Dynamic Fund | Institutional Class
Risk/Return:
Trading Symbol	TGIFX